Income tax expense_Relationship between net income before income tax expense and Income tax expense (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Reconciliation of accounting profit multiplied by applicable tax rates [Abstract]
Net income before income tax expense		₩ 2,723,049	$ 2,356,598	₩ 2,804,872	[1]	₩ 1,949,506	[1]
Tax calculated at statutory tax rate	[2]	738,476		760,978		471,318
Adjustments
Effect of income that is exempt from taxation		(61,730)		(49,418)		(55,983)
Effect of expenses that are not deductible in determining taxable income		31,549		18,639		22,254
Adjustments recognized in the current period in relation to the tax expense of prior periods		(65,227)		5,923		(5,209)
Others		42,385		17,101		(12,962)
Sub total		(53,023)		(7,755)		(51,900)
Income tax expense		₩ 685,453	$ 593,209	₩ 753,223	[1]	₩ 419,418	[1]
Effective tax rate		25.20%	25.20%	26.90%		21.50%
Description of applicable tax rate by taxable income		The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.	The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.

[1]	For comparative display, the category information of each customer from the previous term has been reclassified to profit or loss by operating segment according to the organization.
[2]	The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.